File No. 333-117597

File No. 811-21606

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. POST-EFFECTIVE AMENDMENT NO. 40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 42

CENTAUR MUTUAL FUNDS TRUST

475 Park Avenue South, 9th Floor

New York, NY 10016

513-587-3400

Paul Leone

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton

4208 Six Forks Road

Suite 1400

Raleigh, NC 27609

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X       On April 14, 2022 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Centaur Mutual Funds Trust (the “Registrant”) on Form N-1A on behalf of the Copley Fund is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933, as amended, which was filed for the purpose of adding the Copley Fund as a new series of the Registrant. This Post-Effective Amendment No. 40 to the Registration Statement of the Registrant incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 38 to the Registration Statement of the Registrant filed with the U.S. Securities and Exchange Commission on January 10, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (File No. 333-117597) and the Investment Company Act of 1940 (File No. 811-21606), the Registrant, Centaur Mutual Funds Trust, has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and State of Ohio, on the 25th day of March, 2022.

Centaur Mutual Funds Trust

(Registrant)

/s/David R. Carson

David R. Carson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the 25th day of March, 2022:

Signature Title Date

James H. Speed, Jr.*

James H. Speed, Jr. Trustee and Chair March 25, 2022

Thomas G. Douglass*

Thomas G. Douglass Trustee March 25, 2022

/s/ Marc Rappaport

Marc Rappaport Trustee March 25, 2022

/s/ Zachary Richmond Treasurer March 25, 2022

Zachary Richmond

/s/ Paul F. Leone

By: Paul F. Leone

Power of Attorney*

March 25, 2022